Operating lease liabilities (Maturity Analysis of the Annual Undiscounted Cash Flows) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Operating lease liabilities
2023	¥ 285,022
2024	222,731
2025	163,463
2026	106,735
2027	64,511
Thereafter	248,871
Total lease commitment	1,091,333
Less: Imputed interest	(181,933)
Total operating lease liabilities	909,400
Less: current operating lease liabilities	(235,445)	$ (34,136)	¥ (278,176)
Long-term operating lease liabilities	¥ 673,955	$ 97,714	¥ 883,495